Material accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Changes in Accounting Policies, Accounting Estimates and Errors [Abstract]
Schedule of Goodwill Allocated	The following table shows only the 10 CGUs (2022: 10 CGUs) where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU / Operating segment / Country	September 30, 2023	September 30, 2022
La Carolina / Crops / Argentina	242	242
La Carolina / Cattle / Argentina	39	39
El Orden / Crops / Argentina	261	260
El Orden / Cattle / Argentina	10	9
La Guarida / Crops / Argentina	1,731	1,726
La Guarida / Cattle / Argentina	892	889
Los Guayacanes / Crops / Argentina	3,206	3,196
Doña Marina / Rice / Argentina	5,582	5,565
El Colorado / Crops / Argentina	2,776	2,768
El Colorado / Cattle / Argentina	28	27
Closing net book value of goodwill allocated to CGUs tested (Note 15)	14,767	14,721
Closing net book value of PPE items allocated to CGUs tested	143,976	143,585
Total assets allocated to CGUs tested	158,743	158,306

Schedule of Key Assumptions in Valuation Calculations
The key assumptions used by management in the value-in-use calculations which are considered to be most sensitive to the calculation are:

Key Assumptions	September 30, 2023	September 30, 2022
Financial projections	Covers 5 years for UMA (*)	Covers 5 years for UMA (*)
	Covers 5 years for AVI (**)	Covers 5 years for AVI (**)
Yield average growth rates	0-2%	0-1%
Future pricing increases	0.46% per annum	1.21% per annum
Future cost decrease	0.96% per annum	0.25% per annum
Discount rates	5.2%	5.2%
Perpetuity growth rate	1%	1%

(*) UMA stands for Usina Monte Alegre LTDA.
    (**) AVI stands for Adecoagro Vale Do Ivinhema S.A.
The following table shows only the 2 CGUs where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU/ Operating segment	September 30, 2023	September 30, 2022
AVI / Sugar, Ethanol and Energy	3,171	2,937
UMA / Sugar, Ethanol and Energy	1,189	1,102
Closing net book value of goodwill allocated to CGUs tested (Note 15)	4,360	4,039
Closing net book value of PPE items allocated to CGUs tested	600,764	518,814
Total assets allocated to 2 CGUs tested	605,124	522,853